Changes in dividends receivable are as follows: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Dividends Receivable Are As Follows
Opening balances	R$ 188	R$ 186
Dividends proposed by investees	655	399
Elimination of dividends due to business combination		(1)
Adjustment of dividends proposed by investee classified as held for sale		(1)
Withholding income tax on Interest on equity	(9)	(8)
Amounts received	499	387
Ending balances	R$ 335	R$ 188